Share Capital - Restricted stock units (Details)		6 Months Ended
	Apr. 22, 2022 EquityInstruments	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of issued share capital in qualifying ESOP incentives		20.00%
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted stock units granted | EquityInstruments	2,480,532
Service cost | $		$ 576,340	$ 0